UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:        March 31, 2007

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Investment Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            April 25, 2007

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     $1,665,117 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Incorporated     COM              00724F101    10875   260800 SH       DEFINED 01              83900            176900
Akamai Technologies, Inc.      COM              00971T101    27636   553600 SH       DEFINED 01             196500            357100
Alaska Air Group, Inc.         COM              011659109     2739    71900 SH       DEFINED 01               7400             64500
Alcon, Inc.                    COM              H01301102    21843   165700 SH       DEFINED 01              53200            112500
Alliance Data Systems Corporat COM              018581108    26706   433400 SH       DEFINED 01             141600            291800
American Tower Corporation     COM              029912201    17362   445750 SH       DEFINED 01             166050            279700
Amylin Pharmaceuticals, Inc.   COM              032346108     2036    54500 SH       DEFINED 01              13400             41100
Apple Inc.                     COM              037833100    78509   845000 SH       DEFINED 01             301450            543550
Archer-Daniels-Midland Company COM              039483102    24670   672200 SH       DEFINED 01             219100            453100
Atheros Communications, Inc.   COM              04743P108     1555    65000 SH       DEFINED 01              17800             47200
Baidu.com, Inc.                COM              056752108     3157    32700 SH       DEFINED 01              10000             22700
Bare Escentuals, Inc.          COM              067511105     4555   127000 SH       DEFINED 01              39300             87700
Best Buy Co., Inc.             COM              086516101    26774   549550 SH       DEFINED 01             182300            367250
BlackRock, Inc.                COM              09247X101    53177   340200 SH       DEFINED 01             111950            228250
Blue Nile, Inc.                COM              09578R103    29777   732350 SH       DEFINED 01             249550            482800
Broadcom Corporation           COM              111320107    28765   896950 SH       DEFINED 01             309950            587000
CB Richard Ellis Group, Inc.   COM              12497T101    24072   704275 SH       DEFINED 01             224975            479300
CNET Networks, Inc.            COM              12613R104      305    35000 SH       DEFINED 01              35000
Cbeyond, Inc.                  COM              149847105      628    21400 SH       DEFINED 01               2100             19300
Celgene Corporation            COM              151020104    19219   366350 SH       DEFINED 01             135600            230750
Coach, Inc.                    COM              189754104    37097   741200 SH       DEFINED 01             239700            501500
Cognizant Technology Solutions COM              192446102    89490  1013820 SH       DEFINED 01             346720            667100
Covance Inc.                   COM              222816100    15945   268700 SH       DEFINED 01              87100            181600
Crown Castle International Cor COM              228227104     3223   100300 SH       DEFINED 01              29200             71100
Edwards Lifesciences Corporati COM              28176E108     8436   166400 SH       DEFINED 01              54000            112400
Equinix, Inc.                  COM              29444U502     1871    21850 SH       DEFINED 01               7150             14700
Euronet Worldwide, Inc.        COM              298736109    30427  1132800 SH       DEFINED 01             334600            798200
ExlService Holdings, Inc.      COM              302081104      908    44000 SH       DEFINED 01               4000             40000
F5 Networks, Inc.              COM              315616102    30553   458200 SH       DEFINED 01             153050            305150
First Solar, Inc.              COM              336433107    21332   410150 SH       DEFINED 01             129850            280300
Fuel Tech, Inc.                COM              359523107     2198    89150 SH       DEFINED 01              20800             68350
Gen-Probe Incorporated         COM              36866T103     5278   112100 SH       DEFINED 01              35700             76400
Genentech, Inc.                COM              368710406    47591   579531 SH       DEFINED 01             200331            379200
Gilead Sciences, Inc.          COM              375558103    72266   942810 SH       DEFINED 01             325260            617550
Google Inc.                    COM              38259P508    62185   135727 SH       DEFINED 01              49312             86415
Greenhill & Co., Inc.          COM              395259104     2609    42500 SH       DEFINED 01              16400             26100
HMS Holdings Corp.             COM              40425J101     2821   128800 SH       DEFINED 01              13000            115800
Hologic, Inc.                  COM              436440101     3977    69000 SH       DEFINED 01              22600             46400
Huron Consulting Group Inc.    COM              447462102    21023   345550 SH       DEFINED 01             109450            236100
IDEXX Laboratories, Inc.       COM              45168D104    17000   194000 SH       DEFINED 01              60200            133800
Kyphon Inc.                    COM              501577100    17835   395100 SH       DEFINED 01             116100            279000
Legg Mason, Inc.               COM              524901105    19704   209150 SH       DEFINED 01              67350            141800
Liberty Global, Inc.           COM              530555101     1107    33608 SH       DEFINED 01              33608
Life Time Fitness, Inc.        COM              53217R207    24078   468350 SH       DEFINED 01             146850            321500
LoopNet, Inc.                  COM              543524300      289    16900 SH       DEFINED 01              16900
Medivation, Inc.               COM              58501N101      645    34200 SH       DEFINED 01               3400             30800
Monster Worldwide, Inc.        COM              611742107    31207   658800 SH       DEFINED 01             216950            441850
Morton's Restaurant Group, Inc COM              619430101     1265    71100 SH       DEFINED 01               7200             63900
Myriad Genetics, Inc.          COM              62855J104      972    28200 SH       DEFINED 01               2800             25400
NII Holdings, Inc.             COM              62913F201    84013  1132550 SH       DEFINED 01             377150            755400
Nordstrom, Inc.                COM              655664100     8428   159200 SH       DEFINED 01              41350            117850
NutriSystem, Inc.              COM              67069D108    31999   610550 SH       DEFINED 01             204850            405700
Optium Corporation             COM              68402T107     2180   112300 SH       DEFINED 01              31400             80900
Paychex, Inc.                  COM              704326107    26359   696050 SH       DEFINED 01             225950            470100
Polo Ralph Lauren Corporation  COM              731572103     3588    40700 SH       DEFINED 01               4000             36700
Portfolio Recovery Associates, COM              73640Q105    27129   607600 SH       DEFINED 01             191600            416000
Psychiatric Solutions, Inc.    COM              74439H108    47415  1176250 SH       DEFINED 01             376500            799750
QUALCOMM Incorporated          COM              747525103    54712  1282502 SH       DEFINED 01             451202            831300
Riverbed Technology, Inc.      COM              768573107    12477   451400 SH       DEFINED 01             150200            301200
SBA Communications Corporation COM              78388J106     1566    53000 SH       DEFINED 01              14000             39000
SiRF Technology Holdings, Inc. COM              82967H101    10912   393100 SH       DEFINED 01             133500            259600
Starbucks Corporation          COM              855244109    52961  1688802 SH       DEFINED 01             586142           1102660
Steiner Leisure Limited        COM              P8744Y102      666    14800 SH       DEFINED 01               1400             13400
Stifel Financial Corp.         COM              860630102      806    18200 SH       DEFINED 01               1800             16400
SunPower Corporation           COM              867652109    21779   478650 SH       DEFINED 01             157550            321100
Theravance, Inc.               COM              88338T104      625    21200 SH       DEFINED 01               2100             19100
Time Warner Telecom Inc.       COM              887319101    28096  1352700 SH       DEFINED 01             479100            873600
US Airways Group, Inc.         COM              90341W108    17291   380200 SH       DEFINED 01             121300            258900
Urban Outfitters, Inc.         COM              917047102    19543   737200 SH       DEFINED 01             238800            498400
Varian Medical Systems, Inc.   COM              92220P105    19796   415100 SH       DEFINED 01             121800            293300
Vertex Pharmaceuticals Incorpo COM              92532F100     1152    41100 SH       DEFINED 01              14300             26800
ViaSat, Inc.                   COM              92552v100     4695   142400 SH       DEFINED 01              48800             93600
VistaPrint Limited             COM              G93762204     2355    61500 SH       DEFINED 01              23000             38500
Walt Disney Company            COM              254687106    35604  1034100 SH       DEFINED 01             351700            682400
WebSideStory, Inc.             COM              947685103     1844   142400 SH       DEFINED 01              61400             81000
Whole Foods Market, Inc.       COM              966837106    18010   401550 SH       DEFINED 01             127850            273700
Yahoo! Inc.                    COM              984332106    46568  1488261 SH       DEFINED 01             527961            960300
aQuantive, Inc.                COM              03839G105    45334  1624300 SH       DEFINED 01             553300           1071000
eBay Inc.                      COM              278642103    56004  1689400 SH       DEFINED 01             599900           1089500
eHealth, Inc.                  COM              28238P109     3170   134600 SH       DEFINED 01              53000             81600
iShares MSCI Emerging Markets  COM              464287234      350     3000 SH       DEFINED 01               3000